Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Unrealized foreign currency translation adjustments on limited partnerships	$ 317	$ 0
Accrued liabilities	25	25
Other assets	20	5
Total deferred tax assets	362	30
Deferred tax liabilities
Investments	(78,081)	(75,864)
Unrealized net capital gains	(33,151)	(15,178)
Life and annuity reserves	(29,048)	(32,450)
DAC	(14,447)	(18,713)
Other liabilities	(484)	(858)
Unrealized foreign currency translation adjustments on limited partnerships	0	(573)
Total deferred tax liabilities	(155,211)	(143,636)
Net deferred tax liability	$ (154,849)	$ (143,606)